Current and Deferred Income Tax (Details 1)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Uruguay [Member]
Statement [Line Items]
Income tax rate	0.00%
Minimum [Member] | ARGENTINA [Member]
Statement [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Maximum [Member] | ARGENTINA [Member]
Statement [Line Items]
Income tax rate	30.00%	30.00%	30.00%